UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     May 15, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $223,486 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS            COM                 25816109      3959    96667 SH       SOLE                                      96667
AMERICAN INT'L GROUP        COM                 26874107      4861    67389 SH       SOLE                                      67389
AOL TIME WARNER             COM                 00184A105     4662   197134 SH       SOLE                                     197134
AT&T CANADA                 COM                 00207Q202     4609   171140 SH       SOLE                                     171140
CANADIAN NAT'L RAILWAY      COM                 136375102    15019   300611 SH       SOLE                                     300611
CANADIAN PACIFIC RAILWAY    COM                 13645T100     1739    81203 SH       SOLE                                      81203
CP HOLDRS  F DEP RECEIPTS   COM                 12616K106     1407    31648 SH       SOLE                                      31648
EMERSON ELECTRIC            COM                 291011104     8527   148586 SH       SOLE                                     148586
ENCANA                      COM                 292505104     3461   116371 SH       SOLE                                     116371
FANNIE MAE                  COM                 313586109    10127   126780 SH       SOLE                                     126780
FIRST DATA CORP.            COM                 319963104    11029   126409 SH       SOLE                                     126409
FREDDIE MAC                 COM                 313400301     7916   124914 SH       SOLE                                     124914
GANNETT                     COM                 364730101    11608   152540 SH       SOLE                                     152540
GENERAL AMER 7.2% PREF.     PREF                368802302      377    14635 SH       SOLE                                      14635
GUIDANT                     COM                 401698105    11918   275125 SH       SOLE                                     275125
INT'L BUSINESS MACHINES     COM                 459200101    10838   104209 SH       SOLE                                     104209
JOHNSON CONTROLS            COM                 478366107     2667    30205 SH       SOLE                                      30205
LENNAR 0% CV LYON           CV. BOND            526057AA2      888  1260000 SH       SOLE                                    1260000
LONGVIEW FIBRE              COM                 543213102      165    16043 SH       SOLE                                      16043
MBNA                        COM                 55262L100     1361    35285 SH       SOLE                                      35285
MCDONALDS CORP              COM                 580135101     7682   276830 SH       SOLE                                     276830
MERCK                       COM                 589331107     7191   124882 SH       SOLE                                     124882
MERRILL LYNCH .25%06 STK LNKEXCH. BOND          590188JV1       72    85000 SH       SOLE                                      85000
MORGAN STNL/DN WITTER       COM                 617446448      354     6175 SH       SOLE                                       6175
NABORS INDUSTRIES           COM                 629568106    11590   274320 SH       SOLE                                     274320
PFIZER                      COM                 717081103     3214    80865 SH       SOLE                                      80865
QUEBECOR WORLD              COM                 748203106     7828   298905 SH       SOLE                                     298905
RYLAND GROUP                COM                 783764103    23915   265129 SH       SOLE                                     265129
STARBUCKS                   COM                 855244109      668    28875 SH       SOLE                                      28875
TORCHMARK                   COM                 891027104     5079   126050 SH       SOLE                                     126050
TRIBUNE BOND 2%29 PHONES    CV. BOND            896047305     3497    48230 SH       SOLE                                      48230
TRICON GL RESTAURANTS       COM                 895953107     3467    58981 SH       SOLE                                      58981
V.F. CORPORATION            COM                 918204108    11267   260510 SH       SOLE                                     260510
WAL-MART STORES             COM                 931142103     8281   135108 SH       SOLE                                     135108
WASHINGTON MUTUAL           COM                 939322103    12243   369531 SH       SOLE                                     369531